Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) day quarter	Dec. 31, 2017 CHF (SFr)
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,503	SFr 1,271
Restructured loans	299	290
Potential problem loans	390	549
Total other impaired loans	689	839
Gross impaired loans	2,192	2,110
Non-interest-earning loans	300	223
Non-performing loans	1,203	1,048
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	SFr 123	90
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness | day	90
Maximum
Gross impaired loans by category
Period of anticipated repayment after which loan is written down to net book value (in quarters) | quarter	2
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 936	721
Restructured loans	265	277
Potential problem loans	314	480
Total other impaired loans	579	757
Gross impaired loans	1,515	1,478
Non-interest-earning loans	269	181
Non-performing loans	667	540
Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	84	77
Restructured loans	0	0
Potential problem loans	38	19
Total other impaired loans	38	19
Gross impaired loans	122	96
Non-interest-earning loans	4	4
Non-performing loans	80	73
Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	770	599
Restructured loans	265	277
Potential problem loans	272	458
Total other impaired loans	537	735
Gross impaired loans	1,307	1,334
Non-interest-earning loans	223	134
Non-performing loans	547	465
Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	82	44
Restructured loans	0	0
Potential problem loans	4	3
Total other impaired loans	4	3
Gross impaired loans	86	47
Non-interest-earning loans	42	43
Non-performing loans	40	1
Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans		1
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		1
Non-interest-earning loans		0
Non-performing loans		1
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	567	550
Restructured loans	34	13
Potential problem loans	76	69
Total other impaired loans	110	82
Gross impaired loans	677	632
Non-interest-earning loans	31	42
Non-performing loans	536	508
Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	316	253
Restructured loans	34	13
Potential problem loans	72	66
Total other impaired loans	106	79
Gross impaired loans	422	332
Non-interest-earning loans	12	17
Non-performing loans	304	236
Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	75	112
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	78	114
Non-interest-earning loans	13	16
Non-performing loans	62	96
Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	176	185
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	177	186
Non-interest-earning loans	6	9
Non-performing loans	170	176
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,491	1,258
Restructured loans	299	290
Potential problem loans	390	549
Total other impaired loans	689	839
Gross impaired loans	2,180	2,097
Non-interest-earning loans	288	210
Non-performing loans	1,203	1,048
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	123	90
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	924	708
Restructured loans	265	277
Potential problem loans	314	480
Total other impaired loans	579	757
Gross impaired loans	1,503	1,465
Non-interest-earning loans	257	168
Non-performing loans	667	540
Bank | Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	84	77
Restructured loans	0	0
Potential problem loans	38	19
Total other impaired loans	38	19
Gross impaired loans	122	96
Non-interest-earning loans	4	4
Non-performing loans	80	73
Bank | Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	758	586
Restructured loans	265	277
Potential problem loans	272	458
Total other impaired loans	537	735
Gross impaired loans	1,295	1,321
Non-interest-earning loans	211	121
Non-performing loans	547	465
Bank | Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	82	44
Restructured loans	0	0
Potential problem loans	4	3
Total other impaired loans	4	3
Gross impaired loans	86	47
Non-interest-earning loans	42	43
Non-performing loans	40	1
Bank | Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans		1
Restructured loans		0
Potential problem loans		0
Total other impaired loans		0
Gross impaired loans		1
Non-interest-earning loans		0
Non-performing loans		1
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	567	550
Restructured loans	34	13
Potential problem loans	76	69
Total other impaired loans	110	82
Gross impaired loans	677	632
Non-interest-earning loans	31	42
Non-performing loans	536	508
Bank | Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	316	253
Restructured loans	34	13
Potential problem loans	72	66
Total other impaired loans	106	79
Gross impaired loans	422	332
Non-interest-earning loans	12	17
Non-performing loans	304	236
Bank | Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	75	112
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	78	114
Non-interest-earning loans	13	16
Non-performing loans	62	96
Bank | Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	176	185
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	177	186
Non-interest-earning loans	6	9
Non-performing loans	SFr 170	SFr 176